UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Hong T. Le

The Growth Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Growth Fund of America® Semi-annual report for the six months ended February 29, 2024

We take a flexible
approach to growth
investing with a focus
on long-term capital
appreciation

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

The Growth Fund of America seeks to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2024 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	39.19%	14.90%	13.32%
Class A shares (reflecting 5.75% maximum sales charge)	30.89	13.30	12.41

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.40% for Class F-2 shares and 0.63% for Class A shares as of the prospectus dated November 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for The Growth Fund of America for the periods ended February 29, 2024, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/GFFFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

11	Financial statements

15	Notes to financial statements

25	Financial highlights

Results at a glance

Total returns for periods ended February 29, 2024, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Growth Fund of America (Class F-2 shares)[2]	19.09%	39.46%	14.63%	12.73%	13.84%
The Growth Fund of America (Class A shares)	18.96	39.13	14.38	12.49	13.59
S&P 500 Index[3]	13.93	30.45	14.76	12.70	11.33

Past results are not predictive of results in future periods.

[1]	Since Capital Research and Management Company (CRMC) began managing the fund on December 1, 1973.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

The Growth Fund of America	1

Investment portfolio February 29, 2024	unaudited

Sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	6.24%
Meta Platforms	5.65
Broadcom	3.79
Amazon	3.65
Alphabet	3.31
NVIDIA	2.46
Eli Lilly	2.20
Netflix	2.00
General Electric	1.73
Mastercard	1.69

Common stocks 95.97%	Shares	Value (000)
Information technology 25.76%
Microsoft Corp.	40,584,335	$16,787,304
Broadcom, Inc.	7,839,417	10,195,083
NVIDIA Corp.	8,370,197	6,621,830
Salesforce, Inc.	11,967,850	3,695,911
ASML Holding NV	1,788,122	1,682,330
ASML Holding NV (ADR)	1,474,325	1,403,086
Taiwan Semiconductor Manufacturing Co., Ltd.	104,469,000	2,280,441
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,507,725	451,339
Apple, Inc.	11,805,858	2,133,909
ServiceNow, Inc.[1]	2,580,906	1,990,756
Shopify, Inc., Class A, subordinate voting shares[1]	25,410,250	1,940,581
Cloudflare, Inc., Class A1	18,161,260	1,789,611
Applied Materials, Inc.	8,563,025	1,726,477
Synopsys, Inc.[1]	2,697,578	1,547,681
Micron Technology, Inc.	14,531,209	1,316,673
Marvell Technology, Inc.	14,808,569	1,061,182
Motorola Solutions, Inc.	3,173,194	1,048,392
Texas Instruments, Inc.	5,177,958	866,428
MicroStrategy, Inc., Class A1,2	838,431	857,581
Arista Networks, Inc.[1]	3,008,344	834,936
MongoDB, Inc., Class A1	1,747,701	782,236
Adobe, Inc.[1]	1,089,432	610,387
Intuit, Inc.	878,090	582,077
Intel Corp.	12,881,931	554,567
Constellation Software, Inc.	190,062	529,144
Advanced Micro Devices, Inc.[1]	2,640,987	508,469
Palo Alto Networks, Inc.[1]	1,589,905	493,745
Samsung Electronics Co., Ltd.	6,875,000	378,961
Unity Software, Inc.[1]	12,058,505	353,555
Snowflake, Inc., Class A1	1,783,796	335,853
Monolithic Power Systems, Inc.	426,220	306,895
Atlassian Corp., Class A1	1,461,352	303,114
SAP SE	1,439,426	268,955
Zscaler, Inc.[1]	1,092,209	264,282
NICE, Ltd. (ADR)[1]	1,007,117	246,895
DocuSign, Inc.[1]	4,615,019	245,842
ON Semiconductor Corp.[1]	3,000,603	236,808
Wolfspeed, Inc.[1,3]	8,808,854	229,206
EPAM Systems, Inc.[1]	640,236	194,888
RingCentral, Inc., Class A1	5,543,911	185,277
Trimble, Inc.[1]	2,730,271	167,065
ASM International NV	265,370	161,676
Ciena Corp.[1]	2,714,336	154,663
Autodesk, Inc.[1]	431,975	111,523
Datadog, Inc., Class A1	758,247	99,679
Accenture PLC, Class A	254,711	95,461
Fair Isaac Corp.[1]	73,697	93,589
HubSpot, Inc.[1]	145,101	89,790

2	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
First Solar, Inc.[1]	540,682	$83,206
BILL Holdings, Inc.[1]	1,196,669	75,785
Aurora Innovation, Inc., Class A1	27,485,700	69,814
MKS Instruments, Inc.	546,356	67,071
Dynatrace, Inc.[1]	971,285	48,127
Zebra Technologies Corp., Class A1	157,426	43,997
Freshworks, Inc., Class A1	2,118,788	43,308
Stripe, Inc., Class B1,4,5	1,153,942	29,449
Klaviyo, Inc., Class A1,2	986,296	26,137
Seagate Technology Holdings PLC	260,952	24,282
		69,327,309

Consumer discretionary 16.02%
Amazon.com, Inc.[1]	55,595,914	9,827,134
Tesla, Inc.[1]	19,849,380	4,007,193
Airbnb, Inc., Class A1	18,620,304	2,932,139
Royal Caribbean Cruises, Ltd.[1,3]	20,498,617	2,528,504
Chipotle Mexican Grill, Inc.[1]	788,518	2,120,144
DoorDash, Inc., Class A1	15,369,622	1,914,594
Home Depot, Inc.	4,346,499	1,654,321
D.R. Horton, Inc.	9,814,036	1,466,609
Flutter Entertainment PLC[1]	6,001,571	1,307,502
LVMH Moët Hennessy-Louis Vuitton SE	1,363,597	1,242,098
MercadoLibre, Inc.[1]	641,772	1,023,819
Hilton Worldwide Holdings, Inc.	4,531,076	925,789
Booking Holdings, Inc.	266,023	922,789
NVR, Inc.[1]	113,875	868,362
Tractor Supply Co.	3,133,607	796,939
Floor & Decor Holdings, Inc., Class A1,3	6,157,874	745,842
Hermès International	279,536	698,809
Evolution AB	4,389,881	568,045
Caesars Entertainment, Inc.[1,3]	12,586,717	547,145
Norwegian Cruise Line Holdings, Ltd.[1,3]	25,664,781	497,640
General Motors Co.	11,154,593	457,115
Wayfair, Inc., Class A1	7,666,564	456,927
Burlington Stores, Inc.[1]	2,212,543	453,793
NIKE, Inc., Class B	4,112,226	427,384
Coupang, Inc., Class A1	21,473,603	397,691
Polaris, Inc.[3]	3,844,398	356,414
Mattel, Inc.[1,3]	17,482,042	344,396
Aptiv PLC[1]	4,294,775	341,392
Lennar Corp., Class A	2,152,408	341,178
Churchill Downs, Inc.	2,395,095	291,890
MGM Resorts International[1]	6,455,000	279,372
lululemon athletica, Inc.[1]	584,706	273,110
YUM! Brands, Inc.	1,713,040	237,119
Etsy, Inc.[1]	3,279,235	235,088
TopBuild Corp.[1]	515,930	207,600
Vail Resorts, Inc.	869,244	200,196
Compagnie Financière Richemont SA, Class A	1,027,542	163,366
Amadeus IT Group SA, Class A, non-registered shares	2,608,871	153,333
Toll Brothers, Inc.	1,299,194	148,940
Ferrari NV (EUR denominated)	297,675	125,441
Darden Restaurants, Inc.	721,708	123,203
Skyline Champion Corp.[1]	1,467,288	122,944
Aramark	3,362,081	101,972
Peloton Interactive, Inc., Class A1	18,256,859	82,521
YETI Holdings, Inc.[1]	1,978,499	81,198
Service Corp. International	846,165	61,931
Kering SA	96,947	44,537
		43,105,468

Health care 12.74%
Eli Lilly and Co.	7,855,413	5,920,468
UnitedHealth Group, Inc.	8,143,782	4,019,771
Vertex Pharmaceuticals, Inc.[1]	7,978,346	3,356,809
Regeneron Pharmaceuticals, Inc.[1]	3,065,599	2,961,645
Thermo Fisher Scientific, Inc.	4,098,337	2,336,790

The Growth Fund of America	3

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Abbott Laboratories	12,939,114	$1,535,097
Alnylam Pharmaceuticals, Inc.[1,3]	8,160,891	1,233,029
GE HealthCare Technologies, Inc.	12,171,795	1,111,041
Zoetis, Inc., Class A	5,473,202	1,085,500
Intuitive Surgical, Inc.[1]	2,606,514	1,005,072
Novo Nordisk AS, Class B	8,165,659	970,549
Stryker Corp.	2,437,608	850,896
Danaher Corp.	3,287,166	832,113
Boston Scientific Corp.[1]	12,188,337	806,990
DexCom, Inc.[1]	6,598,400	759,278
HCA Healthcare, Inc.	2,047,895	638,329
Molina Healthcare, Inc.[1]	1,198,070	471,932
Mettler-Toledo International, Inc.[1]	321,380	400,832
Insulet Corp.[1]	2,200,289	360,847
Exact Sciences Corp.[1]	5,971,621	343,547
Centene Corp.[1]	4,327,633	339,416
Veeva Systems, Inc., Class A1	1,275,549	287,649
Catalent, Inc.[1]	4,639,364	266,021
Align Technology, Inc.[1]	851,700	257,571
Moderna, Inc.[1]	2,682,932	247,474
AbbVie, Inc.	1,400,368	246,535
Sarepta Therapeutics, Inc.[1]	1,580,418	202,136
Amgen, Inc.	662,590	181,437
Ascendis Pharma AS (ADR)[1]	1,063,909	157,203
Humana, Inc.	289,031	101,253
Pfizer, Inc.	3,533,163	93,841
BioMarin Pharmaceutical, Inc.[1]	1,034,308	89,240
Karuna Therapeutics, Inc.[1]	277,412	87,099
AstraZeneca PLC	631,582	79,589
CRISPR Therapeutics AG1,2	870,389	73,304
Verily Life Sciences, LLC[1,4,5]	673,374	70,327
Revvity, Inc.	592,573	64,940
Elevance Health, Inc.	126,879	63,598
McKesson Corp.	116,609	60,801
Vaxcyte, Inc.[1]	703,900	51,962
NovoCure, Ltd.[1]	3,302,638	50,563
BeiGene, Ltd. (ADR)[1]	304,995	50,522
Penumbra, Inc.[1]	197,232	46,334
agilon health, Inc.[1,2]	4,994,827	30,618
R1 RCM, Inc.[1]	2,146,500	30,158
Guardant Health, Inc.[1]	1,559,981	29,640
Biohaven, Ltd.[1]	271,571	13,073
Galapagos NV1	308,227	10,957
		34,283,796

Industrials 12.49%
General Electric Co.	29,678,482	4,656,257
Uber Technologies, Inc.[1]	45,568,283	3,622,678
TransDigm Group, Inc.[3]	2,820,044	3,321,279
Carrier Global Corp.	42,525,109	2,363,546
Boeing Co.[1]	10,305,397	2,099,415
Caterpillar, Inc.	6,228,664	2,080,125
United Rentals, Inc.	2,508,067	1,738,768
Old Dominion Freight Line, Inc.	3,111,719	1,376,873
Airbus SE, non-registered shares	5,976,084	987,832
Saia, Inc.[1]	1,325,314	762,586
United Airlines Holdings, Inc.[1]	16,072,719	731,148
Republic Services, Inc.	3,970,237	728,935
Safran SA	3,467,570	725,939
Delta Air Lines, Inc.	15,674,419	662,558
Axon Enterprise, Inc.[1]	2,082,735	640,170
Ingersoll-Rand, Inc.	6,347,950	579,758
Ryanair Holdings PLC (ADR)	3,983,891	550,773
Ryanair Holdings PLC	315,525	6,875
Jacobs Solutions, Inc.	3,683,280	540,153
XPO, Inc.[1]	4,238,679	509,998
HEICO Corp.	2,019,036	390,482
HEICO Corp., Class A	303,660	47,246

4	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Southwest Airlines Co.	12,468,249	$427,287
Equifax, Inc.	1,182,748	323,588
Dayforce, Inc.[1]	4,540,309	316,732
Union Pacific Corp.	1,244,112	315,619
Chart Industries, Inc.[1,3]	2,142,525	306,081
Canadian Pacific Kansas City, Ltd.	3,161,197	268,733
Copart, Inc.[1]	3,807,889	202,389
Fortive Corp.	2,178,701	185,473
Core & Main, Inc., Class A1	3,846,015	183,570
Robert Half, Inc.	2,179,357	175,220
Ashtead Group PLC	2,439,569	174,914
TransUnion	2,028,354	157,461
AMETEK, Inc.	872,582	157,222
Waste Connections, Inc.	824,379	137,210
Armstrong World Industries, Inc.	1,116,342	134,642
Quanta Services, Inc.	503,271	121,545
Veralto Corp.	1,148,793	99,279
RTX Corp.	1,046,024	93,797
FedEx Corp.	375,741	93,548
Generac Holdings, Inc.[1]	789,239	88,797
Paylocity Holding Corp.[1]	522,295	88,064
Otis Worldwide Corp.	834,525	79,530
Daikin Industries, Ltd.	560,000	79,096
Simpson Manufacturing Co., Inc.	342,274	71,426
APi Group Corp.[1]	1,816,565	63,671
Northrop Grumman Corp.	112,086	51,674
Willscot Mobile Mini Holdings Corp., Class A1	876,242	41,841
GFL Environmental, Inc., subordinate voting shares	437,700	15,792
TFI International, Inc.	96,093	14,204
Einride AB1,4,5	267,404	9,092
		33,600,891

Communication services 12.03%
Meta Platforms, Inc., Class A	31,041,880	15,214,557
Alphabet, Inc., Class C1	32,310,993	4,516,431
Alphabet, Inc., Class A1	31,747,339	4,395,736
Netflix, Inc.[1]	8,932,306	5,385,466
Charter Communications, Inc., Class A1	2,772,661	814,968
Take-Two Interactive Software, Inc.[1]	4,225,939	620,917
T-Mobile US, Inc.	2,103,040	343,426
Snap, Inc., Class A, nonvoting shares[1]	29,899,824	329,496
Verizon Communications, Inc.	5,254,396	210,281
Frontier Communications Parent, Inc.[1]	7,968,994	188,706
Comcast Corp., Class A	3,408,612	146,059
Pinterest, Inc., Class A1	1,897,900	69,653
Iridium Communications, Inc.	1,747,900	50,602
Epic Games, Inc.[1,4,5]	84,249	48,022
Tencent Holdings, Ltd.	809,100	28,646
		32,362,966

Financials 9.11%
Mastercard, Inc., Class A	9,574,917	4,545,788
Visa, Inc., Class A	7,666,167	2,166,765
KKR & Co., Inc.	17,899,454	1,758,800
MSCI, Inc.	1,928,480	1,081,819
Progressive Corp.	4,796,507	909,226
Apollo Asset Management, Inc.	7,239,347	809,359
Blackstone, Inc.	6,216,353	794,574
Affirm Holdings, Inc., Class A1	20,561,562	771,470
Corebridge Financial, Inc.	28,602,479	710,200
BlackRock, Inc.	873,280	708,527
Capital One Financial Corp.	5,050,113	694,946
Wells Fargo & Co.	11,065,023	615,105
Goldman Sachs Group, Inc.	1,474,070	573,487
Discover Financial Services	4,623,650	558,075
Marsh & McLennan Companies, Inc.	2,670,324	540,126
Berkshire Hathaway, Inc., Class B1	1,215,489	497,621
American International Group, Inc.	6,720,335	489,845

The Growth Fund of America	5

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Block, Inc., Class A1	6,128,832	$487,058
Bank of America Corp.	13,171,079	454,666
Brookfield Corp., Class A	10,688,135	441,099
Blue Owl Capital, Inc., Class A	22,766,325	408,883
Toast, Inc., Class A1	17,516,928	402,889
UBS Group AG	12,079,690	344,354
Morgan Stanley	3,697,932	318,170
East West Bancorp, Inc.	4,208,670	306,644
Essent Group, Ltd.[3]	5,446,751	291,783
NU Holdings, Ltd. / Cayman Islands, Class A1	25,680,018	284,535
Ryan Specialty Holdings, Inc., Class A	4,948,421	259,198
PNC Financial Services Group, Inc.	1,750,826	257,722
Ares Management Corp., Class A	1,604,907	212,859
Chubb, Ltd.	844,402	212,511
Arch Capital Group, Ltd.[1]	2,381,462	208,592
JPMorgan Chase & Co.	1,080,856	201,104
Fiserv, Inc.[1]	1,146,877	171,194
AIA Group, Ltd.	19,275,888	156,580
S&P Global, Inc.	365,077	156,392
Intercontinental Exchange, Inc.	1,118,500	154,823
CME Group, Inc., Class A	601,326	132,502
LPL Financial Holdings, Inc.	414,469	111,032
Tradeweb Markets, Inc., Class A	1,025,594	108,528
T. Rowe Price Group, Inc.	908,955	103,030
Trupanion, Inc.[1]	1,979,054	52,940
Rocket Companies, Inc., Class A1	3,583,933	45,014
		24,509,835

Energy 2.92%
Cenovus Energy, Inc. (CAD denominated)	39,654,663	691,031
Cenovus Energy, Inc.	18,837,206	328,333
EOG Resources, Inc.	8,714,453	997,456
Canadian Natural Resources, Ltd. (CAD denominated)	13,270,317	924,419
Halliburton Co.	24,328,368	853,196
Schlumberger NV	14,903,279	720,275
ConocoPhillips	5,668,604	637,945
Tourmaline Oil Corp.	10,481,572	474,360
Baker Hughes Co., Class A	15,356,694	454,405
Chevron Corp.	2,559,602	389,085
Weatherford International[1]	3,380,123	346,834
Cheniere Energy, Inc.	1,800,966	279,510
Pioneer Natural Resources Co.	1,036,915	243,872
Hess Corp.	1,387,308	202,200
New Fortress Energy, Inc., Class A2	4,505,505	158,369
Chesapeake Energy Corp.[2]	1,698,874	140,633
Equitrans Midstream Corp.	1,085,530	11,604
		7,853,527

Materials 2.18%
Linde PLC	2,809,765	1,261,079
Celanese Corp.[3]	6,897,250	1,048,175
Sherwin-Williams Co.	2,457,119	815,837
Freeport-McMoRan, Inc.	19,071,347	721,088
Sika AG	1,306,820	377,557
Steel Dynamics, Inc.	2,733,506	365,798
ATI, Inc.[1]	5,948,689	292,556
Vulcan Materials Co.	775,000	206,034
Glencore PLC	38,011,292	180,003
Air Products and Chemicals, Inc.	700,000	163,828
Lundin Mining Corp.	14,110,481	111,561
Barrick Gold Corp.	7,077,141	103,751
Albemarle Corp.	743,567	102,501
Shin-Etsu Chemical Co., Ltd.	2,225,600	94,816
Mosaic Co.	614,500	19,148
		5,863,732

6	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Consumer staples 2.01%
Philip Morris International, Inc.	12,464,908	$1,121,343
Costco Wholesale Corp.	1,330,975	990,099
Dollar Tree Stores, Inc.[1]	4,540,100	665,942
Target Corp.	2,576,368	393,978
Dollar General Corp.	2,393,116	347,744
British American Tobacco PLC	11,654,589	344,987
Performance Food Group Co.[1]	3,843,642	295,076
Keurig Dr Pepper, Inc.	8,768,906	262,278
Constellation Brands, Inc., Class A	985,606	244,943
L’Oréal SA, non-registered shares	230,933	110,245
L’Oréal SA, bonus shares[1]	230,933	110,245
Monster Beverage Corp.[1]	3,392,225	200,480
Molson Coors Beverage Co., Class B, restricted voting shares	2,370,263	147,952
Fever-Tree Drinks PLC[3]	7,411,255	108,053
Celsius Holdings, Inc.[1]	935,097	76,323
JUUL Labs, Inc., Class A1,4,5	433,213	462
		5,420,150

Utilities 0.54%
PG&E Corp.	39,718,989	662,910
Constellation Energy Corp.	3,095,531	521,442
AES Corp.	10,590,104	160,969
NextEra Energy, Inc.	2,031,485	112,118
		1,457,439

Real estate 0.17%
Zillow Group, Inc., Class C, nonvoting shares[1]	5,174,792	290,565
CoStar Group, Inc.[1]	788,661	68,637
American Tower Corp. REIT	266,291	52,955
Crown Castle, Inc. REIT	379,728	41,747
		453,904

Total common stocks (cost: $113,468,803,000)		258,239,017

Preferred securities 0.32%
Financials 0.14%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	45,645,138	165,692
Fannie Mae, Series T, 8.25% noncumulative preferred shares[1]	6,954,484	23,993
Fannie Mae, Series O, 7.00% noncumulative preferred shares[1]	1,739,366	9,880
Fannie Mae, Series R, 7.625% noncumulative preferred shares[1]	837,675	2,471
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 6.288% noncumulative preferred shares[1,6,7]	190,000	562
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	51,209,532	177,697
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[1]	239,000	756
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[1]	212,500	614
		381,665

Information technology 0.11%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,4,5]	7,098,300	181,149
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,4,5]	604,130	15,417
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,4,5]	396,250	10,112
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4,5]	376,444	9,607
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,4,5]	214,287	5,469
Chime Financial, Inc., Series G, preferred shares[1,4,5]	1,433,730	31,112
Tipalti Solutions, Ltd., Series F, preferred shares[1,4,5]	3,800,381	26,793
PsiQuantum Corp., Series D, preferred shares[1,4,5]	613,889	20,491
		300,150

Consumer discretionary 0.05%
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4,5]	1,164,589	91,072
Waymo, LLC, Series B-2, noncumulative preferred shares[1,4,5]	163,537	12,789
GM Cruise Holdings, LLC, Series F, preferred shares[1,4,5]	5,205,500	35,189
		139,050

The Growth Fund of America	7

Preferred securities (continued)	Shares	Value (000)
Industrials 0.02%
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,4,5,8]	576,000	$18,836
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,4,5,8]	188,983	6,180
Einride AB, Series C, preferred shares[1,4,5]	339,305	11,536
		36,552

Total preferred securities (cost: $1,126,689,000)		857,417

Rights & warrants 0.00%
Energy 0.00%
Cenovus Energy, Inc., warrants, expire 1/1/2026[1]	1,052,802	13,289

Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,4]	180,549	—	[9]

Industrials 0.00%
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,4,5]	141,737	—	[9]

Total rights & warrants (cost: $3,548,000)		13,289

Short-term securities 3.72%
Money market investments 3.64%
Capital Group Central Cash Fund 5.41%[3,10]	97,841,361	9,784,136

Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 5.41%[3,10,11]	1,315,070	131,507
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.25%[10,11]	77,258,005	77,258
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.24%[10,11]	6,753,121	6,753
		215,518

Total short-term securities (cost: $9,998,295,000)		9,999,654

Total investment securities 100.01% (cost: $124,597,335,000)		269,109,377
Other assets less liabilities (0.01)%		(28,745)

Net assets 100.00%		$269,080,632

Investments in affiliates3

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/29/2024 (000)	Dividend or interest income (000)
Common stocks 4.30%
Information technology 0.08%
Wolfspeed, Inc.[1]	$422,651	$—	$1,125	$(249)	$(192,071)	$229,206	$—

Consumer discretionary 1.87%
Royal Caribbean Cruises, Ltd.[1]	2,024,207	13,482	6,234	4,772	492,277	2,528,504	—
Floor & Decor Holdings, Inc., Class A1	532,171	89,533	1,595	923	124,810	745,842	—
Caesars Entertainment, Inc.[1]	1,099,391	93,107	427,723	(227,976)	10,346	547,145	—
Norwegian Cruise Line Holdings, Ltd.[1]	295,756	270,313	118,302	(37,904)	87,777	497,640	—

8	The Growth Fund of America

Investments in affiliates3 (continued)

	Value at 9/1/2023 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/29/2024 (000)	Dividend or interest income (000)
Polaris, Inc.	$432,362	$—		$1,344	$89	$(74,693)	$356,414	$5,036
Mattel, Inc.[1]	360,907	23,353		1,169	644	(39,339)	344,396	—
							5,019,941

Health care 0.46%
Alnylam Pharmaceuticals, Inc.[1]	1,560,126	54,405		4,559	1,417	(378,360)	1,233,029	—
Karuna Therapeutics, Inc.[1,12]	456,981	3,866		687,700	308,631	5,321	—	—
NovoCure, Ltd.[1,12]	160,270	—		54,945	(220,876)	166,114	—	—
							1,233,029

Industrials 1.35%
TransDigm Group, Inc.	2,539,884	20,053		10,965	9,935	762,372	3,321,279	98,702
Chart Industries, Inc.[1]	477,436	—		59,119	(31,573)	(80,663)	306,081	—
Carrier Global Corp.[12]	2,909,404	35,640		438,266	117,362	(260,594)	—	17,402
Robert Half, Inc.[12]	337,490	56,396		255,550	(92,494)	129,378	—	3,704
							3,627,360

Financials 0.11%
Essent Group, Ltd.	274,452	—		883	142	18,072	291,783	1,362
Energy 0.00%
Weatherford International[1,12]	403,051	—		107,692	72,836	(21,361)	—	—
Materials 0.39%
Celanese Corp.	866,173	7,882		2,836	529	176,427	1,048,175	9,656
Consumer staples 0.04%
Fever-Tree Drinks PLC	123,685	—		377	(43)	(15,212)	108,053	516
Total common stocks							11,557,547

Short-term securities 3.69%
Money market investments 3.64%
Capital Group Central Cash Fund 5.41%[10]	12,077,710	10,040,696		12,334,250	554	(574)	9,784,136	328,302

Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.41%[10,11]	61,987	69,520	[13]				131,507	—	[14]
Total short-term securities							9,915,643
Total 7.99%					$(93,281)	$910,027	$21,473,190	$464,680

Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,4]	3/15/2023	$142,918	$181,149	.07%
Stripe, Inc., Class B1,4	5/6/2021 - 8/24/2023	45,738	29,449	.01
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,4]	8/24/2023	13,012	15,417	.01
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,4]	9/29/2023	8,909	10,112	.00	[15]
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4]	3/15/2021	15,105	9,607	.00	[15]
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,4]	8/24/2023	4,615	5,469	.00	[15]
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4]	5/1/2020	100,000	91,072	.03
Waymo, LLC, Series B-2, noncumulative preferred shares[1,4]	6/11/2021	15,000	12,789	.01
Verily Life Sciences, LLC[1,4]	12/21/2018	83,000	70,327	.03
Epic Games, Inc.[1,4]	3/29/2021	74,560	48,022	.02

The Growth Fund of America	9

Restricted securities5 (continued)

	Acquisition date(s)	Cost (000)	Value (000)		Percent of net assets
GM Cruise Holdings, LLC, Series F, preferred shares[1,4]	5/7/2020	$95,000	$35,189		.01%
Chime Financial, Inc., Series G, preferred shares[1,4]	8/24/2021	99,027	31,112		.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,4]	12/1/2021	65,065	26,793		.01
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,4,8]	10/22/2021	39,166	18,836		.01
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,4,8]	12/14/2023	6,180	6,180		.00	[15]
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,4]	12/14/2023	—	—	[9]	.00	[15]
Einride AB, Series C, preferred shares[1,4]	11/23/2022 - 2/21/2024	11,536	11,536		.01
Einride AB1,4	2/1/2023	9,092	9,092		.00	[15]
PsiQuantum Corp., Series D, preferred shares[1,4]	5/28/2021	16,100	20,491		.01
JUUL Labs, Inc., Class A1,4	4/8/2019	120,000	462		.00	[15]
Total		$964,023	$633,104		.24%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $234,416,000, which represented .09% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $633,104,000, which represented .24% of the net assets of the fund.
[6]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Amount less than one thousand.
[10]	Rate represents the seven-day yield at 2/29/2024.
[11]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[12]	Affiliated issuer during the reporting period but no longer an affiliate at 2/29/2024. Refer to the investment portfolio for the security value at 2/29/2024.
[13]	Represents net activity. Refer to Note 5 for more information on securities lending.
[14]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[15]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

10	The Growth Fund of America

Financial statements

Statement of assets and liabilities at February 29, 2024	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $234,416 of investment securities on loan):
Unaffiliated issuers (cost: $107,276,949)	$247,636,187
Affiliated issuers (cost: $17,320,386)	21,473,190	$269,109,377
Cash		6,964
Cash denominated in currencies other than U.S. dollars (cost: $63)		63
Cash collateral received for securities on loan		23,947
Receivables for:
Sales of investments	547,358
Sales of fund’s shares	156,324
Dividends and interest	192,683
Securities lending income	2
Other	22	896,389
		270,036,740
Liabilities:
Collateral for securities on loan		239,465
Payables for:
Purchases of investments	360,207
Repurchases of fund’s shares	241,491
Investment advisory services	53,489
Services provided by related parties	48,827
Trustees’ deferred compensation	6,966
Other	5,663	716,643
Net assets at February 29, 2024		$269,080,632

Net assets consist of:
Capital paid in on shares of beneficial interest		$119,459,246
Total distributable earnings (accumulated loss)		149,621,386
Net assets at February 29, 2024		$269,080,632

Refer to the notes to financial statements.

The Growth Fund of America	11

Financial statements (continued)

Statement of assets and liabilities at February 29, 2024 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,924,476 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$134,787,868	1,955,188		$68.94
Class C	3,658,854	61,024		59.96
Class T	15	—	*	68.86
Class F-1	6,102,925	89,301		68.34
Class F-2	36,369,265	529,340		68.71
Class F-3	12,492,276	181,143		68.96
Class 529-A	13,570,280	200,061		67.83
Class 529-C	349,309	5,816		60.06
Class 529-E	384,994	5,774		66.68
Class 529-T	25	—	*	68.85
Class 529-F-1	14	—	*	67.60
Class 529-F-2	1,171,426	17,021		68.82
Class 529-F-3	43	1		68.74
Class R-1	316,507	5,163		61.30
Class R-2	2,216,479	35,610		62.24
Class R-2E	249,193	3,754		66.38
Class R-3	4,835,314	72,368		66.82
Class R-4	4,903,522	71,971		68.13
Class R-5E	1,365,587	20,061		68.07
Class R-5	2,743,071	39,803		68.92
Class R-6	43,563,665	631,077		69.03

*	Amount less than one thousand.

Refer to the notes to financial statements.

12	The Growth Fund of America

Financial statements (continued)

Statement of operations for the six months ended February 29, 2024	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $16,365; also includes $464,680 from affiliates)	$1,340,211
Interest from unaffiliated issuers	3,551
Securities lending income (net of fees)	906	$1,344,668
Fees and expenses*:
Investment advisory services	308,917
Distribution services	211,239
Transfer agent services	86,761
Administrative services	35,746
529 plan services	3,956
Reports to shareholders	2,246
Registration statement and prospectus	1,447
Trustees’ compensation	858
Auditing and legal	230
Custodian	1,491
Other	158	653,049
Net investment income		691,619

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $3,204):
Unaffiliated issuers	6,546,532
Affiliated issuers	(93,281)
In-kind redemptions	454,154
Currency transactions	(3,599)	6,903,806
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $3,215):
Unaffiliated issuers	34,870,450
Affiliated issuers	910,027
Currency translations	(128)	35,780,349
Net realized gain (loss) and unrealized appreciation (depreciation)		42,684,155

Net increase (decrease) in net assets resulting from operations		$43,375,774

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

The Growth Fund of America	13

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended February 29, 2024*	Year ended August 31, 2023
Operations:
Net investment income	$691,619	$1,463,436
Net realized gain (loss)	6,903,806	15,592,246
Net unrealized appreciation (depreciation)	35,780,349	18,725,785
Net increase (decrease) in net assets resulting from operations	43,375,774	35,781,467

Distributions paid to shareholders	(17,584,344)	(7,845,242)

Net capital share transactions	7,963,167	(5,638,235)

Total increase (decrease) in net assets	33,754,597	22,297,990

Net assets:
Beginning of period	235,326,035	213,028,045
End of period	$269,080,632	$235,326,035

*	Unaudited.

Refer to the notes to financial statements.

14	The Growth Fund of America

Notes to financial statements	unaudited

1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

The Growth Fund of America	15

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

16	The Growth Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 29, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$69,297,860	$—	$29,449		$69,327,309
Consumer discretionary	43,105,468	—	—		43,105,468
Health care	34,213,469	—	70,327		34,283,796
Industrials	33,591,799	—	9,092		33,600,891
Communication services	32,314,944	—	48,022		32,362,966
Financials	24,509,835	—	—		24,509,835
Energy	7,853,527	—	—		7,853,527
Materials	5,863,732	—	—		5,863,732
Consumer staples	5,309,443	110,245	462		5,420,150
Utilities	1,457,439	—	—		1,457,439
Real estate	453,904	—	—		453,904
Preferred securities	381,665	—	475,752		857,417
Rights & warrants	13,289	—	—	*	13,289
Short-term securities	9,999,654	—	—		9,999,654
Total	$268,366,028	$110,245	$633,104		$269,109,377

*	Amount less than one thousand.

The Growth Fund of America	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

18	The Growth Fund of America

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of February 29, 2024, the total value of securities on loan was $234,416,000, and the total value of collateral received was $239,465,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended February 29, 2024, the fund recognized $170,000 in reclaims (net of $29,000 in fees and the effect of realized gain or loss from currency translations) and $98,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The Growth Fund of America	19

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,263,997
Undistributed long-term capital gains	16,032,373
Post-October capital loss deferral*	(1,946,830)

*	This deferral is considered incurred in the subsequent year.

As of February 29, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$147,653,142
Gross unrealized depreciation on investments	(3,319,540)
Net unrealized appreciation (depreciation) on investments	144,333,602
Cost of investments	124,775,775

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 29, 2024				Year ended August 31, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$683,156		$7,940,923	$8,624,079	$307,380		$3,429,760		$3,737,140
Class C	—		249,487	249,487	2		117,785		117,787
Class T	—	†	1	1	—	†	—	†	—	†
Class F-1	29,257		370,402	399,659	12,410		173,346		185,756
Class F-2	253,456		2,156,455	2,409,911	143,132		909,282		1,052,414
Class F-3	96,454		733,988	830,442	61,984		318,394		380,378
Class 529-A	66,094		811,383	877,477	29,180		354,906		384,086
Class 529-C	—		23,925	23,925	—	†	12,044		12,044
Class 529-E	1,154		23,520	24,674	59		10,547		10,606
Class 529-T	—	†	1	1	—	†	1		1
Class 529-F-1	—	†	1	1	—	†	—	†	—	†
Class 529-F-2	7,997		66,449	74,446	4,285		26,021		30,306
Class 529-F-3	—	†	2	2	—	†	1		1
Class R-1	—		20,837	20,837	—		9,831		9,831
Class R-2	—		144,915	144,915	—		64,186		64,186
Class R-2E	408		15,372	15,780	—		6,495		6,495
Class R-3	12,906		297,617	310,523	—		137,213		137,213
Class R-4	22,522		295,691	318,213	12,048		165,279		177,327
Class R-5E	8,961		80,465	89,426	4,958		34,260		39,218
Class R-5	20,366		160,135	180,501	8,080		46,013		54,093
Class R-6	347,025		2,643,019	2,990,044	235,139		1,211,221		1,446,360
Total	$1,549,756		$16,034,588	$17,584,344	$818,657		$7,026,585		$7,845,242

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.225% on such assets in excess of $341 billion. For the six months ended February 29, 2024, the investment advisory services fees were $308,917,000, which were equivalent to an annualized rate of 0.259% of average daily net assets.

20	The Growth Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 29, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 29, 2024, the 529 plan services fees were $3,956,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

The Growth Fund of America	21

For the six months ended February 29, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$146,417	$48,966		$17,794		Not applicable
Class C	16,428	1,358		494		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	6,799	3,443		826		Not applicable
Class F-2	Not applicable	16,990		4,805		Not applicable
Class F-3	Not applicable	72		1,649		Not applicable
Class 529-A	13,552	4,571		1,791		$3,475
Class 529-C	1,570	124		48		93
Class 529-E	833	80		51		99
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	256		149		289
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	1,398	130		42		Not applicable
Class R-2	7,355	3,361		294		Not applicable
Class R-2E	664	222		33		Not applicable
Class R-3	10,757	3,212		649		Not applicable
Class R-4	5,466	2,206		657		Not applicable
Class R-5E	Not applicable	899		180		Not applicable
Class R-5	Not applicable	605		362		Not applicable
Class R-6	Not applicable	266		5,922		Not applicable
Total class-specific expenses	$211,239	$86,761		$35,746		$3,956

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $858,000 in the fund’s statement of operations reflects $405,000 in current fees (either paid in cash or deferred) and a net increase of $453,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 29, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,110,858,000 and $1,441,931,000, respectively, which generated $11,499,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 29, 2024.

22	The Growth Fund of America

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended February 29, 2024

Class A	$3,686,319	58,464	$8,492,322	136,467		$(6,774,290)	(107,808)	$5,404,351	87,123
Class C	243,831	4,437	248,699	4,588		(469,950)	(8,523)	22,580	502
Class T	—	—	—	—		—	—	—	—
Class F-1	76,103	1,220	395,444	6,409		(520,926)	(8,413)	(49,379)	(784)
Class F-2	2,986,511	47,821	2,341,047	37,759		(3,524,420)	(56,315)	1,803,138	29,265
Class F-3	992,300	15,774	814,669	13,096		(1,322,901)	(21,108)	484,068	7,762
Class 529-A	596,511	9,617	877,107	14,323		(898,851)	(14,497)	574,767	9,443
Class 529-C	37,038	674	23,921	440		(68,390)	(1,236)	(7,431)	(122)
Class 529-E	16,462	270	24,672	410		(28,584)	(470)	12,550	210
Class 529-T	—	—	2	—	†	—	—	2	—	†
Class 529-F-1	—	—	1	—	†	—	—	1	—	†
Class 529-F-2	111,708	1,776	74,427	1,198		(65,612)	(1,043)	120,523	1,931
Class 529-F-3	—	—	3	—	†	—	—	3	—	†
Class R-1	21,828	388	20,789	375		(35,358)	(629)	7,259	134
Class R-2	175,527	3,084	144,778	2,572		(251,071)	(4,446)	69,234	1,210
Class R-2E	27,533	461	15,780	263		(33,085)	(545)	10,228	179
Class R-3	305,939	5,024	309,549	5,128		(556,339)	(9,161)	59,149	991
Class R-4	251,521	4,042	317,919	5,169		(491,052)	(7,884)	78,388	1,327
Class R-5E	116,166	1,865	89,409	1,456		(140,358)	(2,260)	65,217	1,061
Class R-5	197,853	3,119	179,859	2,892		(300,010)	(4,787)	77,702	1,224
Class R-6	1,574,642	25,136	2,977,264	47,812		(5,321,089)	(85,206)	(769,183)	(12,258)
Total net increase (decrease)	$11,417,792	183,172	$17,347,661	280,357		$(20,802,286)	(334,331)	$7,963,167	129,198

Refer to the end of the table for footnotes.

The Growth Fund of America	23

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2023

Class A	$5,725,386	103,577	$3,678,194		73,549		$(11,399,414)	(208,515)	$(1,995,834)	(31,389)
Class C	395,297	8,137	117,298		2,662		(821,682)	(17,004)	(309,087)	(6,205)
Class T	—	—	—		—		—	—	—	—
Class F-1	153,056	2,807	183,315		3,695		(760,638)	(13,965)	(424,267)	(7,463)
Class F-2	4,403,320	80,038	1,021,834		20,506		(6,522,635)	(119,804)	(1,097,481)	(19,260)
Class F-3	2,538,667	46,796	373,087		7,464		(2,360,222)	(42,461)	551,532	11,799
Class 529-A	882,036	16,166	383,966		7,793		(1,521,961)	(27,595)	(255,959)	(3,636)
Class 529-C	61,040	1,257	12,037		273		(124,227)	(2,543)	(51,150)	(1,013)
Class 529-E	27,482	509	10,604		219		(53,189)	(981)	(15,103)	(253)
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	153,664	2,779	30,299		607		(129,292)	(2,326)	54,671	1,060
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class R-1	32,457	655	9,819		218		(63,237)	(1,264)	(20,961)	(391)
Class R-2	304,034	6,049	64,127		1,405		(443,328)	(8,868)	(75,167)	(1,414)
Class R-2E	31,358	594	6,493		134		(38,209)	(717)	(358)	11
Class R-3	529,977	9,848	136,794		2,813		(976,948)	(18,252)	(310,177)	(5,591)
Class R-4	448,671	8,189	177,216		3,584		(1,983,581)	(34,628)	(1,357,694)	(22,855)
Class R-5E	201,997	3,748	39,212		794		(207,623)	(3,811)	33,586	731
Class R-5	1,081,748	17,761	53,737		1,076		(365,230)	(6,659)	770,255	12,178
Class R-6	3,706,018	68,610	1,440,755		28,798		(6,281,816)	(112,663)	(1,135,043)	(15,255)
Total net increase (decrease)	$20,676,208	377,520	$7,738,789		155,590		$(34,053,232)	(622,056)	$(5,638,235)	(88,946)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $25,894,562,000 and $32,611,086,000, respectively, during the six months ended February 29, 2024.

24	The Growth Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
2/29/2024[5,6]	$62.30	$.16	$11.15	$11.31	$(.37)	$(4.30)	$(4.67)	$68.94	18.96%[7]	$134,788		.62%[8]		.62%[8]		.50%[8]
8/31/2023	55.10	.34	8.87	9.21	(.17)	(1.84)	(2.01)	62.30	17.60	116,384		.63		.63		.61
8/31/2022	78.42	.15	(17.40)	(17.25)	(.06)	(6.01)	(6.07)	55.10	(23.78)	104,664		.60		.60		.23
8/31/2021	63.18	.05	18.10	18.15	(.17)	(2.74)	(2.91)	78.42	29.49	144,012		.61		.61		.07
8/31/2020	49.39	.22	17.23	17.45	(.38)	(3.28)	(3.66)	63.18	37.07	114,585		.64		.64		.42
8/31/2019	56.31	.30	(2.09)	(1.79)	(.31)	(4.82)	(5.13)	49.39	(1.31)	87,316		.63		.63		.61
Class C:
2/29/2024[5,6]	54.60	(.07)	9.73	9.66	—	(4.30)	(4.30)	59.96	18.53 [7]	3,659		1.38	[8]	1.38	[8]	(.25)[8]
8/31/2023	48.73	(.07)	7.78	7.71	— [9]	(1.84)	(1.84)	54.60	16.72	3,305		1.38		1.38		(.14)
8/31/2022	70.50	(.32)	(15.44)	(15.76)	—	(6.01)	(6.01)	48.73	(24.36)	3,252		1.36		1.36		(.53)
8/31/2021	57.32	(.42)	16.34	15.92	—	(2.74)	(2.74)	70.50	28.54	4,852		1.35		1.35		(.68)
8/31/2020	45.09	(.14)	15.65	15.51	— [9]	(3.28)	(3.28)	57.32	36.07	4,153		1.38		1.38		(.30)
8/31/2019	51.96	(.08)	(1.97)	(2.05)	—	(4.82)	(4.82)	45.09	(2.09)	4,134		1.41		1.41		(.17)
Class T:
2/29/2024[5,6]	62.31	.25	11.14	11.39	(.54)	(4.30)	(4.84)	68.86	19.13 [7,10]	—	[11]	.34	[8,10]	.34	[8,10]	.80	[8,10]
8/31/2023	55.13	.49	8.85	9.34	(.32)	(1.84)	(2.16)	62.31	17.92 [10]	—	[11]	.36	[10]	.36	[10]	.88	[10]
8/31/2022	78.44	.31	(17.38)	(17.07)	(.23)	(6.01)	(6.24)	55.13	(23.58)[10]	—	[11]	.36	[10]	.36	[10]	.47	[10]
8/31/2021	63.19	.20	18.10	18.30	(.31)	(2.74)	(3.05)	78.44	29.76 [10]	—	[11]	.38	[10]	.38	[10]	.29	[10]
8/31/2020	49.39	.34	17.24	17.58	(.50)	(3.28)	(3.78)	63.19	37.40 [10]	—	[11]	.40	[10]	.40	[10]	.66	[10]
8/31/2019	56.34	.41	(2.12)	(1.71)	(.42)	(4.82)	(5.24)	49.39	(1.11)[10]	—	[11]	.41	[10]	.41	[10]	.83	[10]
Class F-1:
2/29/2024[5,6]	61.78	.14	11.06	11.20	(.34)	(4.30)	(4.64)	68.34	18.93 [7]	6,103		.67	[8]	.67	[8]	.46	[8]
8/31/2023	54.64	.32	8.79	9.11	(.13)	(1.84)	(1.97)	61.78	17.57	5,566		.66		.66		.58
8/31/2022	77.79	.11	(17.25)	(17.14)	—	(6.01)	(6.01)	54.64	(23.82)	5,330		.66		.66		.16
8/31/2021	62.70	.01	17.95	17.96	(.13)	(2.74)	(2.87)	77.79	29.40	7,747		.66		.66		.02
8/31/2020	49.02	.20	17.11	17.31	(.35)	(3.28)	(3.63)	62.70	37.05	8,196		.67		.67		.40
8/31/2019	55.92	.27	(2.09)	(1.82)	(.26)	(4.82)	(5.08)	49.02	(1.40)	7,539		.69		.69		.54
Class F-2:
2/29/2024[5,6]	62.17	.23	11.12	11.35	(.51)	(4.30)	(4.81)	68.71	19.09 [7]	36,369		.40	[8]	.40	[8]	.73	[8]
8/31/2023	55.00	.46	8.84	9.30	(.29)	(1.84)	(2.13)	62.17	17.87	31,088		.41		.41		.84
8/31/2022	78.29	.29	(17.35)	(17.06)	(.22)	(6.01)	(6.23)	55.00	(23.62)	28,563		.40		.40		.43
8/31/2021	63.07	.19	18.07	18.26	(.30)	(2.74)	(3.04)	78.29	29.76	37,459		.40		.40		.28
8/31/2020	49.30	.34	17.20	17.54	(.49)	(3.28)	(3.77)	63.07	37.38	28,682		.41		.41		.65
8/31/2019	56.25	.40	(2.11)	(1.71)	(.42)	(4.82)	(5.24)	49.30	(1.10)	22,265		.42		.42		.81
Class F-3:
2/29/2024[5,6]	62.41	.26	11.16	11.42	(.57)	(4.30)	(4.87)	68.96	19.14 [7]	12,492		.30	[8]	.30	[8]	.83	[8]
8/31/2023	55.22	.52	8.87	9.39	(.36)	(1.84)	(2.20)	62.41	17.99	10,820		.30		.30		.94
8/31/2022	78.57	.36	(17.40)	(17.04)	(.30)	(6.01)	(6.31)	55.22	(23.53)	8,922		.29		.29		.54
8/31/2021	63.28	.26	18.13	18.39	(.36)	(2.74)	(3.10)	78.57	29.88	11,555		.30		.30		.38
8/31/2020	49.45	.39	17.26	17.65	(.54)	(3.28)	(3.82)	63.28	37.53	8,120		.31		.31		.75
8/31/2019	56.41	.46	(2.13)	(1.67)	(.47)	(4.82)	(5.29)	49.45	(1.01)	5,796		.32		.32		.92
Class 529-A:
2/29/2024[5,6]	61.36	.14	10.98	11.12	(.35)	(4.30)	(4.65)	67.83	18.94 [7]	13,570		.66	[8]	.66	[8]	.47	[8]
8/31/2023	54.31	.31	8.73	9.04	(.15)	(1.84)	(1.99)	61.36	17.55	11,697		.67		.67		.58
8/31/2022	77.37	.13	(17.14)	(17.01)	(.04)	(6.01)	(6.05)	54.31	(23.79)	10,549		.64		.64		.20
8/31/2021	62.38	.02	17.87	17.89	(.16)	(2.74)	(2.90)	77.37	29.45	14,481		.64		.64		.03
8/31/2020	48.80	.20	17.01	17.21	(.35)	(3.28)	(3.63)	62.38	37.01	11,695		.68		.68		.38
8/31/2019	55.70	.26	(2.07)	(1.81)	(.27)	(4.82)	(5.09)	48.80	(1.38)	8,569		.70		.70		.54

Refer to the end of the table for footnotes.

The Growth Fund of America	25

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/29/2024[5,6]	$54.70	$(.08)	$9.74	$9.66	$—	$(4.30)	$(4.30)	$60.06	18.50%[7]		$349		1.41%[8]		1.41%[8]		(.28)%[8]
8/31/2023	48.85	(.10)	7.79	7.69	—	(1.84)	(1.84)	54.70	16.64		325		1.44		1.44		(.20)
8/31/2022	70.68	(.35)	(15.47)	(15.82)	—	(6.01)	(6.01)	48.85	(24.39)		340		1.41		1.41		(.59)
8/31/2021	57.48	(.44)	16.38	15.94	—	(2.74)	(2.74)	70.68	28.49		561		1.38		1.38		(.71)
8/31/2020	45.23	(.15)	15.68	15.53	—	(3.28)	(3.28)	57.48	35.98		544		1.42		1.42		(.31)
8/31/2019	52.11	(.10)	(1.96)	(2.06)	—	(4.82)	(4.82)	45.23	(2.11)		989		1.45		1.45		(.21)
Class 529-E:
2/29/2024[5,6]	60.33	.07	10.79	10.86	(.21)	(4.30)	(4.51)	66.68	18.81	[7]	385		.89	[8]	.89	[8]	.24	[8]
8/31/2023	53.41	.18	8.59	8.77	(.01)	(1.84)	(1.85)	60.33	17.26		335		.91		.91		.33
8/31/2022	76.33	(.04)	(16.87)	(16.91)	—	(6.01)	(6.01)	53.41	(23.98)		311		.88		.88		(.05)
8/31/2021	61.59	(.14)	17.64	17.50	(.02)	(2.74)	(2.76)	76.33	29.14		447		.88		.88		(.21)
8/31/2020	48.22	.08	16.80	16.88	(.23)	(3.28)	(3.51)	61.59	36.70		372		.90		.90		.16
8/31/2019	55.07	.15	(2.04)	(1.89)	(.14)	(4.82)	(4.96)	48.22	(1.60)		305		.93		.93		.30
Class 529-T:
2/29/2024[5,6]	62.29	.22	11.14	11.36	(.50)	(4.30)	(4.80)	68.85	19.08	[7,10]	—	[11]	.42	[8,10]	.42	[8,10]	.70	[8,10]
8/31/2023	55.10	.46	8.86	9.32	(.29)	(1.84)	(2.13)	62.29	17.87	[10]	—	[11]	.41	[10]	.41	[10]	.83	[10]
8/31/2022	78.41	.28	(17.39)	(17.11)	(.19)	(6.01)	(6.20)	55.10	(23.64)[10]		—	[11]	.41	[10]	.41	[10]	.42	[10]
8/31/2021	63.17	.16	18.10	18.26	(.28)	(2.74)	(3.02)	78.41	29.71	[10]	—	[11]	.44	[10]	.44	[10]	.24	[10]
8/31/2020	49.38	.32	17.23	17.55	(.48)	(3.28)	(3.76)	63.17	37.33	[10]	—	[11]	.44	[10]	.44	[10]	.62	[10]
8/31/2019	56.32	.39	(2.12)	(1.73)	(.39)	(4.82)	(5.21)	49.38	(1.15)[10]		—	[11]	.45	[10]	.45	[10]	.79	[10]
Class 529-F-1:
2/29/2024[5,6]	61.23	.21	10.94	11.15	(.48)	(4.30)	(4.78)	67.60	19.06	[7,10]	—	[11]	.45	[8,10]	.45	[8,10]	.68	[8,10]
8/31/2023	54.19	.42	8.71	9.13	(.25)	(1.84)	(2.09)	61.23	17.80	[10]	—	[11]	.46	[10]	.46	[10]	.77	[10]
8/31/2022	77.23	.23	(17.09)	(16.86)	(.17)	(6.01)	(6.18)	54.19	(23.68)[10]		—	[11]	.48	[10]	.48	[10]	.35	[10]
8/31/2021	62.24	.13	17.88	18.01	(.28)	(2.74)	(3.02)	77.23	29.74	[10]	—	[11]	.42	[10]	.42	[10]	.22	[10]
8/31/2020	48.69	.31	16.99	17.30	(.47)	(3.28)	(3.75)	62.24	37.35		642		.45		.45		.61
8/31/2019	55.65	.38	(2.12)	(1.74)	(.40)	(4.82)	(5.22)	48.69	(1.18)		445		.47		.47		.77
Class 529-F-2:
2/29/2024[5,6]	62.28	.22	11.14	11.36	(.52)	(4.30)	(4.82)	68.82	19.08	[7]	1,171		.40	[8]	.40	[8]	.72	[8]
8/31/2023	55.10	.47	8.85	9.32	(.30)	(1.84)	(2.14)	62.28	17.88		940		.38		.38		.86
8/31/2022	78.40	.29	(17.37)	(17.08)	(.21)	(6.01)	(6.22)	55.10	(23.61)		773		.40		.40		.44
8/31/2021[5,12]	59.21	.15	22.06	22.21	(.28)	(2.74)	(3.02)	78.40	38.38	[7]	932		.43	[8]	.43	[8]	.26	[8]
Class 529-F-3:
2/29/2024[5,6]	62.21	.24	11.12	11.36	(.53)	(4.30)	(4.83)	68.74	19.11	[7]	—	[11]	.35	[8]	.35	[8]	.77	[8]
8/31/2023	55.05	.48	8.85	9.33	(.33)	(1.84)	(2.17)	62.21	17.93		—	[11]	.36		.36		.88
8/31/2022	78.35	.32	(17.36)	(17.04)	(.25)	(6.01)	(6.26)	55.05	(23.58)		—	[11]	.35		.35		.49
8/31/2021[5,12]	59.21	.19	22.06	22.25	(.37)	(2.74)	(3.11)	78.35	38.45	[7]	—	[11]	.38	[8]	.35	[8]	.32	[8]
Class R-1:
2/29/2024[5,6]	55.74	(.07)	9.93	9.86	—	(4.30)	(4.30)	61.30	18.51	[7]	317		1.38	[8]	1.38	[8]	(.25)[8]
8/31/2023	49.71	(.07)	7.94	7.87	—	(1.84)	(1.84)	55.74	16.72		280		1.38		1.38		(.14)
8/31/2022	71.80	(.33)	(15.75)	(16.08)	—	(6.01)	(6.01)	49.71	(24.36)		269		1.38		1.38		(.55)
8/31/2021	58.35	(.45)	16.64	16.19	—	(2.74)	(2.74)	71.80	28.49		402		1.38		1.38		(.70)
8/31/2020	45.86	(.16)	15.93	15.77	—	(3.28)	(3.28)	58.35	36.01		388		1.40		1.40		(.33)
8/31/2019	52.74	(.09)	(1.97)	(2.06)	—	(4.82)	(4.82)	45.86	(2.08)		359		1.42		1.42		(.19)

Refer to the end of the table for footnotes.

26	The Growth Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/29/2024[5,6]	$56.54	$(.07)	$10.07	$10.00	$—	$(4.30)	$(4.30)	$62.24	18.50%[7]	$2,217	1.39%	[8]	1.39%	[8]	(.26)%[8]
8/31/2023	50.40	(.08)	8.06	7.98	—	(1.84)	(1.84)	56.54	16.71	1,945	1.39		1.39		(.15)
8/31/2022	72.72	(.35)	(15.96)	(16.31)	—	(6.01)	(6.01)	50.40	(24.37)	1,805	1.40		1.40		(.57)
8/31/2021	59.07	(.46)	16.85	16.39	—	(2.74)	(2.74)	72.72	28.49	2,672	1.39		1.39		(.71)
8/31/2020	46.39	(.16)	16.12	15.96	—	(3.28)	(3.28)	59.07	36.01	2,337	1.40		1.40		(.34)
8/31/2019	53.29	(.09)	(1.99)	(2.08)	—	(4.82)	(4.82)	46.39	(2.10)	1,970	1.42		1.42		(.18)
Class R-2E:
2/29/2024[5,6]	60.05	.01	10.73	10.74	(.11)	(4.30)	(4.41)	66.38	18.68 [7]	249	1.10	[8]	1.10	[8]	.03 [8]
8/31/2023	53.25	.08	8.56	8.64	—	(1.84)	(1.84)	60.05	17.06	215	1.10		1.10		.14
8/31/2022	76.28	(.18)	(16.84)	(17.02)	—	(6.01)	(6.01)	53.25	(24.15)	190	1.10		1.10		(.27)
8/31/2021	61.67	(.28)	17.63	17.35	—	(2.74)	(2.74)	76.28	28.85	291	1.09		1.09		(.42)
8/31/2020	48.30	(.02)	16.83	16.81	(.16)	(3.28)	(3.44)	61.67	36.44	252	1.11		1.11		(.04)
8/31/2019	55.21	.06	(2.05)	(1.99)	(.10)	(4.82)	(4.92)	48.30	(1.81)	203	1.12		1.12		.12
Class R-3:
2/29/2024[5,6]	60.44	.06	10.81	10.87	(.19)	(4.30)	(4.49)	66.82	18.77 [7]	4,835.94		[8]	.94	[8]	.19 [8]
8/31/2023	53.51	.16	8.61	8.77	—	(1.84)	(1.84)	60.44	17.22	4,314.94			.94		.30
8/31/2022	76.50	(.08)	(16.90)	(16.98)	—	(6.01)	(6.01)	53.51	(24.02)	4,118.94			.94		(.12)
8/31/2021	61.75	(.18)	17.67	17.49	—	(2.74)	(2.74)	76.50	29.05	6,233.94			.94		(.26)
8/31/2020	48.32	.06	16.84	16.90	(.19)	(3.28)	(3.47)	61.75	36.63	5,794.95			.95		.12
8/31/2019	55.14	.13	(2.03)	(1.90)	(.10)	(4.82)	(4.92)	48.32	(1.64)	5,356.97			.97		.26
Class R-4:
2/29/2024[5,6]	61.59	.15	11.02	11.17	(.33)	(4.30)	(4.63)	68.13	18.93 [7]	4,904.64		[8]	.64	[8]	.48 [8]
8/31/2023	54.47	.32	8.77	9.09	(.13)	(1.84)	(1.97)	61.59	17.59	4,351.65			.65		.59
8/31/2022	77.58	.12	(17.20)	(17.08)	(.02)	(6.01)	(6.03)	54.47	(23.81)	5,093.64			.64		.18
8/31/2021	62.53	.02	17.92	17.94	(.15)	(2.74)	(2.89)	77.58	29.44	7,878.64			.64		.03
8/31/2020	48.89	.21	17.06	17.27	(.35)	(3.28)	(3.63)	62.53	37.06	7,403.65			.65		.42
8/31/2019	55.79	.28	(2.09)	(1.81)	(.27)	(4.82)	(5.09)	48.89	(1.38)	6,860.67			.67		.56
Class R-5E:
2/29/2024[5,6]	61.62	.21	11.02	11.23	(.48)	(4.30)	(4.78)	68.07	19.06 [7]	1,366.44		[8]	.44	[8]	.68 [8]
8/31/2023	54.53	.43	8.77	9.20	(.27)	(1.84)	(2.11)	61.62	17.82	1,171.45			.45		.79
8/31/2022	77.70	.25	(17.20)	(16.95)	(.21)	(6.01)	(6.22)	54.53	(23.66)	996.45			.45		.39
8/31/2021	62.61	.16	17.94	18.10	(.27)	(2.74)	(3.01)	77.70	29.69	1,337.44			.44		.23
8/31/2020	48.97	.31	17.09	17.40	(.48)	(3.28)	(3.76)	62.61	37.36	990	.45		.45		.61
8/31/2019	55.97	.39	(2.14)	(1.75)	(.43)	(4.82)	(5.25)	48.97	(1.17)	732	.46		.46		.80
Class R-5:
2/29/2024[5,6]	62.36	.24	11.17	11.41	(.55)	(4.30)	(4.85)	68.92	19.14 [7]	2,743	.34	[8]	.34	[8]	.78 [8]
8/31/2023	55.17	.50	8.85	9.35	(.32)	(1.84)	(2.16)	62.36	17.93	2,406	.35		.35		.90
8/31/2022	78.50	.32	(17.39)	(17.07)	(.25)	(6.01)	(6.26)	55.17	(23.58)	1,457	.34		.34		.48
8/31/2021	63.22	.23	18.12	18.35	(.33)	(2.74)	(3.07)	78.50	29.84	2,322	.34		.34		.34
8/31/2020	49.40	.37	17.24	17.61	(.51)	(3.28)	(3.79)	63.22	37.48	2,716	.35		.35		.72
8/31/2019	56.35	.43	(2.13)	(1.70)	(.43)	(4.82)	(5.25)	49.40	(1.08)	2,648	.37		.37		.86
Class R-6:
2/29/2024[5,6]	62.46	.26	11.17	11.43	(.56)	(4.30)	(4.86)	69.03	19.15 [7]	43,564	.30	[8]	.30	[8]	.83 [8]
8/31/2023	55.26	.52	8.88	9.40	(.36)	(1.84)	(2.20)	62.46	17.99	40,184	.30		.30		.94
8/31/2022	78.63	.36	(17.42)	(17.06)	(.30)	(6.01)	(6.31)	55.26	(23.54)	36,396	.29		.29		.54
8/31/2021	63.32	.27	18.14	18.41	(.36)	(2.74)	(3.10)	78.63	29.90	46,741	.29		.29		.38
8/31/2020	49.48	.40	17.26	17.66	(.54)	(3.28)	(3.82)	63.32	37.53	38,573	.30		.30		.76
8/31/2019	56.44	.46	(2.13)	(1.67)	(.47)	(4.82)	(5.29)	49.48	(1.01)	32,028	.32		.32		.92

Refer to the end of the table for footnotes.

The Growth Fund of America	27

Financial highlights (continued)

	Six months ended February 29,	Year ended August 31,
	2024[5,6,7]	2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[13]	11%	31%	30%	24%	28%	36%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

28	The Growth Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2023, through February 29, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Growth Fund of America	29

Expense example (continued)

	Beginning account value 9/1/2023	Ending account value 2/29/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,189.56	$3.38	.62%
Class A – assumed 5% return	1,000.00	1,021.78	3.12	.62
Class C – actual return	1,000.00	1,185.29	7.50	1.38
Class C – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class T – actual return	1,000.00	1,191.28	1.85	.34
Class T – assumed 5% return	1,000.00	1,023.17	1.71	.34
Class F-1 – actual return	1,000.00	1,189.32	3.65	.67
Class F-1 – assumed 5% return	1,000.00	1,021.53	3.37	.67
Class F-2 – actual return	1,000.00	1,190.88	2.18	.40
Class F-2 – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class F-3 – actual return	1,000.00	1,191.42	1.63	.30
Class F-3 – assumed 5% return	1,000.00	1,023.37	1.51	.30
Class 529-A – actual return	1,000.00	1,189.40	3.59	.66
Class 529-A – assumed 5% return	1,000.00	1,021.58	3.32	.66
Class 529-C – actual return	1,000.00	1,184.98	7.66	1.41
Class 529-C – assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class 529-E – actual return	1,000.00	1,188.10	4.84	.89
Class 529-E – assumed 5% return	1,000.00	1,020.44	4.47	.89
Class 529-T – actual return	1,000.00	1,190.76	2.29	.42
Class 529-T – assumed 5% return	1,000.00	1,022.77	2.11	.42
Class 529-F-1 – actual return	1,000.00	1,190.57	2.45	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.63	2.26	.45
Class 529-F-2 – actual return	1,000.00	1,190.79	2.18	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 529-F-3 – actual return	1,000.00	1,191.06	1.91	.35
Class 529-F-3 – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class R-1 – actual return	1,000.00	1,185.05	7.50	1.38
Class R-1 – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class R-2 – actual return	1,000.00	1,184.99	7.55	1.39
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class R-2E – actual return	1,000.00	1,186.81	5.98	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.39	5.52	1.10
Class R-3 – actual return	1,000.00	1,187.73	5.11	.94
Class R-3 – assumed 5% return	1,000.00	1,020.19	4.72	.94
Class R-4 – actual return	1,000.00	1,189.35	3.48	.64
Class R-4 – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class R-5E – actual return	1,000.00	1,190.61	2.40	.44
Class R-5E – assumed 5% return	1,000.00	1,022.68	2.21	.44
Class R-5 – actual return	1,000.00	1,191.35	1.85	.34
Class R-5 – assumed 5% return	1,000.00	1,023.17	1.71	.34
Class R-6 – actual return	1,000.00	1,191.53	1.63	.30
Class R-6 – assumed 5% return	1,000.00	1,023.37	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

30	The Growth Fund of America

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

The Growth Fund of America	31

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32	The Growth Fund of America

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The Growth Fund of America	33

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34	The Growth Fund of America

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The Growth Fund of America	35

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel
Dechert LLP
45 Fremont Street, 26th Floor
San Francisco, CA 94105-2223

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	The Growth Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.[2] Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: April 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: April 30, 2024

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: April 30, 2024